Note 9 - Junior Subordinate Debentures (Detail)	3 Months Ended		3 Months Ended
	Mar. 31, 2011 QCR Holdings Statutory Trust II [Member]	Dec. 31, 2011 QCR Holdings Statutory Trust II [Member]	Apr. 07, 2011 QCR Holdings Statutory Trust V [Member]	Dec. 31, 2011 QCR Holdings Statutory Trust V [Member]
Subordinated Borrowing, Interest Rate	6.93%		6.62%
Debt Instrument, Basis Spread on Variable Rate		2.85%		1.55%